Long-term Investments	12 Months Ended
Dec. 31, 2021
Investment Company [Abstract]
Long-term Investments
10. Long-term investments

	Equity investments measured under measurement alternative	Equity Method	Investment accounted for at fair value	Equity investments measured under NAV practical expedient	Total
	RMB	RMB	RMB	RMB	RMB

Balances at January 1, 2019	12,500	9,075	—	—	21,575
Additions	2,000	—	—	—	2,000
Share of earnings/(loss) of an equity investee	—	(180)	—	—	(180)

Balances at December 31, 2019	14,500	8,895	—	—	23,395

Balances at January 1, 2020	14,500	8,895	—	—	23,395
Additions	1,000	21,450	—	—	22,450
Share of earnings/(loss) of an equity investee	—	239	—	—	239
Reclassification	9,195	(9,195)	—	—	—

Balances at December 31, 2020	24,695	21,389	—	—	46,084

Balances at January 1, 2021	24,695	21,389	—	—	46,084
Additions	12,500	9,900	4,641	6,373	33,414
Share of earnings/(loss) of an equity investee	—	2,660	—	—	2,660
Fair value change	—	—	(1,339)	(2,885)	(4,224)
Realized gain/(loss)	—	—	265	—	265
Exchange adjustments	—	—	203	29	232
Impairment	(1,610)	—	—	—	(1,610)
Disposal	(890)	—	(2,930)	—	(3,820)

Balances at December 31, 2021	34,695	33,949	840	3,517	73,001

Equity method

As of December 31, 2019, 2020 and 2021, the Group’s investments accounted for under the equity method were RMB 8,895 thousand, RMB 21,389 thousand and RMB 33,949 thousand respectively. The Group applies the equity method of accounting to account for its equity investments over which it has significant influence but does not own a majority equity interest or otherwise control.
During the year ended December 31, 2019, the Group’s investment in Chuangbicheng decreased to 3.43% and no longer owns any seat on the board. However, as the Group contributed 34.87% of Chuangbicheng’s revenue during the year ended December 31, 2019, the Group considered it still had significant influence over Chuangbicheng and used equity method to account for this investment. During the year ended December 31, 2020, the Group was granted redemption option in the investment in Chuangbicheng. The investment in Chuangbicheng no longer qualifies for accounting under the equity method and was then reclassified into equity investments measured under measurement alternative.
During the year ended December 31, 2020, the Group invested RMB 19,000 thousand in cash for 49.26% equity interest in a private equity fund, Nanjing Qiqian Alpha Equity Investment LLP. As the Group has significant influence over the private equity fund, the investment was accounted for using the equity method.
During the year ended December 31, 2021, the Group invested RMB 5,000 thousand in cash for 49% equity interest in a technology service company, Xiaoke, and RMB 4,900 thousand in cash for 47.62% equity interest in a private equity fund, Shanghai Dewu Chuxing Investment Management Partnership (Limited Partnership). As the Group has significant influence over these companies, the investments were accounted for using the equity method.
Investment accounted for at fair value
The Group paid RMB2,665 thousand in
cash to invest in private equity fund
CCBT LANIAKEA CAPITAL FUND I L.P. in March 2021 and RMB1,976 thousand in cash
in stock of Nayuki in June 2021. The Group elected the fair value option in accordance with ASC 825 to account for the investments and recognized the fair value change in its consolidated statements of comprehensive income/(loss). In May 2021, the Group sold the investment in CCBT LANIAKEA CAPITAL FUND I L.P. and recognized investment gain of RMB265 thousand. For the year ended December
 31,
2021, the Group recognized a fair value loss of RMB1,339 thousand for the investment in the stock of Nayuki.

No such investments during the years ended December 31, 2019 and 2020.
Equity investme
n
ts measured under measurement alternative and NAV practical expedient
Equity investments without readily determinable fair values include investments in a private equity fund accounted for under NAV practical expedient, and investments in private companies accounted for under measurement alternative.
Investment in private equity funds over which the Group does not have the ability to exercise significant influence are accounted for under the NAV practical expedient. In March 2021, the Group paid RMB6,373 thousand in cash
to invest in private investment fund of Right Time SPC. The Group does not have the ability to exercise significant influence and elect to account for the investment under the NAV practical expedient. During the year ended December 31, 2021, the Group recognized fair value loss of RMB2,885 thousand.

No such investments during the years ended December 31, 2019 and 2020.

As of December 31, 2020 and 2021, the Group held investment in certain equity investments measured under measurement alternative. Impairment during the years ended December 31, 2019, 2020 and 2021 were nil, nil and RMB 1,610 thousand.